INVENTORIES - Movements in the allowance for obsolescence of inventories (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories
At the beginning of the year	$ 4,373
At the end of the year	3,722	$ 4,373
Allowance for obsolescence of inventories
Inventories
At the beginning of the year	(317)	(279)
Additions	(17)	(178)
Decreases (includes RECPAM)	80	140
At the end of the year	$ (254)	$ (317)